Exhibit 99.1

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.
Citi Real Estate Funding Inc.
(together, the “Company”)
Citigroup Global Markets Inc.
Morgan Stanley Bank, N.A.
Morgan Stanley & Co. LLC
Morgan Stanley Mortgage Capital Holdings LLC
Goldman Sachs & Co. LLC
Goldman Sachs Bank USA
Goldman Sachs Mortgage Company
(collectively, the “Specified Parties”):

Re: NATL Commercial Mortgage Trust 2026-IND – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NATL 2026-IND Accounting Tape.xlsx” provided by the Company on May 13, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 65 related properties (the “Properties”) as of June 9, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by NATL Commercial Mortgage Trust 2026-IND, Commercial Mortgage Pass-Through Certificates, Series 2026-IND (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG, LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Provided Information” means the Cut-off Date, Loan Files, and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

a.	For the Mortgage Loan and Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.

b.	For the Mortgage Loan and Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York
May 13, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report, Engineering Report
Property Sub-Type	Appraisal Report, Engineering Report
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip	Appraisal Report, Engineering Report
Market	Underwriting File
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Wtd. Avg. Clear Height	Appraisal Report, Engineering Report
Total NRA	Underwriting File
Unit of Measure	Underwriting File
Occupancy (%)	Underwriting File
Occupancy Date	Underwriting File
Industrial NRA	Underwriting File
IOS Acres	Underwriting File
% of NRA Leased to Investment Grade Tenants	Underwriting File
% of UW Gross Rent from Investment Grade Tenants	Underwriting File
# of Tenants	Underwriting File
WA Lease Expiration Date	Underwriting File

A-1

ATTACHMENT A

Attribute	Source Document(s)
Ownership Interest	Title Policy, Appraisal
Mortgage Loan Cut-off Date Balance	Draft Loan Agreement
Mortgage Loan Maturity Date Balance	Draft Loan Agreement
Mezzanine Loan Cut-off Date Balance	Draft Loan Agreement
Mezzanine Loan Maturity Date Balance	Draft Loan Agreement
Total Loan Cut-off Date Balance	Draft Loan Agreement
Total Loan Maturity Date Balance	Draft Loan Agreement
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Appraisal Report
Portfolio Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Required?	Environmental Report
Seismic Zone	Seismic Report, Engineering Report
PML %	Seismic Report, Engineering Report
Origination Date	Provided by the Company
Assumed One-month Term SOFR	Provided by the Company
Assumed Mortgage Loan Spread	Provided by the Company
Mezzanine Loan Spread	Provided by the Company
Term SOFR Cap	Provided by the Company
Term SOFR Lookback days	Draft Loan Agreement
Term SOFR Cap Expiration Date	Provided by the Company

A-2

ATTACHMENT A

Attribute	Source Document(s)
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Provided by the Company
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Draft Loan Agreement
Initial Maturity Date	Provided by the Company
Floating Rate Component Extensions	Draft Loan Agreement
Fully Extended Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management Type	Draft Loan Agreement
Cash Management Trigger	Draft Loan Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Floating Rate Component Prepayment Provision	Draft Loan Agreement
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial CapEx Escrow	Draft Loan Agreement
Ongoing Cap Ex Escrow Monthly	Draft Loan Agreement

A-3

ATTACHMENT A

Attribute	Source Document(s)
Cap Ex Escrow Springing Conditions	Draft Loan Agreement
Initial TI/LC Escrow	Draft Loan Agreement
Ongoing TI/LC Escrow Monthly	Draft Loan Agreement
TI/LC Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement
Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File, Lease, Lease Abstract
Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
Largest Tenant (by UW Gross Rent) NRA	Underwriting File
Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File, Lease, Lease Abstract
2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File
2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File, Lease, Lease Abstract
3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File
3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
Base Rent 2025	Underwriting File
Base Rent March 2026 TTM	Underwriting File
A-4

ATTACHMENT A

Attribute	Source Document(s)
Base Rent Sponsor 2026 Budget	Underwriting File
Base Rent UW	Underwriting File
Potential Income from Vacant Space 2025	Underwriting File
Potential Income from Vacant Space March 2026 TTM	Underwriting File
Potential Income from Vacant Space Sponsor 2026 Budget	Underwriting File
Potential Income from Vacant Space UW	Underwriting File
Rent Steps 2025	Underwriting File
Rent Steps March 2026 TTM	Underwriting File
Rent Steps Sponsor 2026 Budget	Underwriting File
Rent Steps UW	Underwriting File
Credit Rent Steps 2025	Underwriting File
Credit Rent Steps March 2026 TTM	Underwriting File
Credit Rent Steps Sponsor 2026 Budget	Underwriting File
Credit Rent Steps UW	Underwriting File
Recoveries 2025	Underwriting File
Recoveries March 2026 TTM	Underwriting File
Recoveries Sponsor 2026 Budget	Underwriting File
Recoveries UW	Underwriting File
Gross Potential Rent 2025	Underwriting File
Gross Potential Rent March 2026 TTM	Underwriting File
Gross Potential Rent Sponsor 2026 Budget	Underwriting File
Gross Potential Rent UW	Underwriting File
Economic Vacancy & Credit Loss 2025	Underwriting File
Economic Vacancy & Credit Loss March 2026 TTM	Underwriting File
Economic Vacancy & Credit Loss Sponsor 2026 Budget	Underwriting File

A-5

ATTACHMENT A

Attribute	Source Document(s)
Economic Vacancy & Credit Loss UW	Underwriting File
Other Income 2025	Underwriting File
Other Income March 2026 TTM	Underwriting File
Other Income Sponsor 2026 Budget	Underwriting File
Other Income UW	Underwriting File
Effective Gross Income 2025	Underwriting File
Effective Gross Income March 2026 TTM	Underwriting File
Effective Gross Income Sponsor 2026 Budget	Underwriting File
Effective Gross Income UW	Underwriting File
Management Fee 2025	Underwriting File
Management Fee March 2026 TTM	Underwriting File
Management Fee Sponsor 2026 Budget	Underwriting File
Management Fee UW	Underwriting File
CAM/R&M 2025	Underwriting File
CAM/R&M March 2026 TTM	Underwriting File
CAM/R&M Sponsor 2026 Budget	Underwriting File
CAM/R&M UW	Underwriting File
Utilities 2025	Underwriting File
Utilities March 2026 TTM	Underwriting File
Utilities Sponsor 2026 Budget	Underwriting File
Utilities UW	Underwriting File
Real Estate Taxes 2025	Underwriting File
Real Estate Taxes March 2026 TTM	Underwriting File
Real Estate Taxes Sponsor 2026 Budget	Underwriting File
Real Estate Taxes UW	Underwriting File

A-6

ATTACHMENT A

Attribute	Source Document(s)
Insurance 2025	Underwriting File
Insurance March 2026 TTM	Underwriting File
Insurance Sponsor 2026 Budget	Underwriting File
Insurance UW	Underwriting File
Non-Recoverable 2025	Underwriting File
Non-Recoverable March 2026 TTM	Underwriting File
Non-Recoverable Sponsor 2026 Budget	Underwriting File
Non-Recoverable UW	Underwriting File
Total Operating Income 2025	Underwriting File
Total Operating Expenses March 2026 TTM	Underwriting File
Total Operating Expenses Sponsor 2026 Budget	Underwriting File
Total Operating Expenses UW	Underwriting File
Net Operating Income 2025	Underwriting File
Net Operating Income March 2026 TTM	Underwriting File
Net Operating Income Sponsor 2026 Budget	Underwriting File
Net Operating Income UW	Underwriting File
Replacement Reserves 2025	Underwriting File
Replacement Reserves March 2026 TTM	Underwriting File
Replacement Reserves Sponsor 2026 Budget	Underwriting File
Replacement Reserves UW	Underwriting File
Tenant Improvements and Leasing Commissions 2025	Underwriting File
Tenant Improvements and Leasing Commissions March 2026 TTM	Underwriting File
Tenant Improvements and Leasing Commissions Sponsor 2026 Budget	Underwriting File
Tenant Improvements and Leasing Commissions UW	Underwriting File

A-7

ATTACHMENT A

Attribute	Source Document(s)
Net Cash Flow 2025	Underwriting File
Net Cash Flow March 2026 TTM	Underwriting File
Net Cash Flow Sponsor 2026 Budget	Underwriting File
Net Cash Flow UW	Underwriting File

A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
WA Lease Term Remaining	Number of years, expressed as a fraction, between WA Lease Expiration Date and Cut-off Date
Mortgage Loan Cut-off Date Balance per SF	Mortgage Loan Cut-off Date Balance divided by Total NRA
% of Mortgage Loan Cut-off Date Balance	Mortgage Loan Cut-off Date Balance divided by the aggregate sum of Mortgage Loan Cut-off Date Balance
Mezzanine Loan Cut-off Date Balance per SF	Mezzanine Loan Cut-off Date Balance divided by Total NRA
% of Mezzanine Loan Cut-off Date Balance	Mezzanine Loan Cut-off Date Balance divided by the aggregate sum of Mezzanine Loan Cut-off Date Balance
Total Loan Cut-off Date Balance per SF	Total Loan Cut-off Date Balance divided by Total NRA
% of Total Loan Cut-off Date Balance	Total Loan Cut-off Date Balance divided by the aggregate sum of Total Loan Cut-off Date Balance
Individual As-Is Appraised Value per SF	Individual As-Is Appraised Value divided by Total NRA
Portfolio Appraised Value per SF	Portfolio Appraised Value divided by Total NRA
Portfolio Appraised Value Premium	Portfolio Appraised Value minus aggregate Individual As-Is Appraised Value, divided by Portfolio Appraised Value
Mortgage Loan Interest Rate at Term SOFR Cap	Assumed Mortgage Loan Spread plus Term SOFR Cap
Mezzanine Loan Interest Rate at Term SOFR Cap	Mezzanine Loan Spread plus Term SOFR Cap
Monthly Mortgage Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment divided by 12
Annual Mortgage Loan Debt Service Payment	Product of i) sum of a) Assumed Mortgage Loan Spread and b) Assumed One-month Term SOFR, ii) Mortgage Loan Cut-off Date Balance, and iii) 365/360
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of i) Mortgage Loan Interest Rate at Term SOFR Cap, ii) Mortgage Loan Cut-off Date Balance, and iii) 365/360
Monthly Mezzanine Loan Debt Service Payment	Annual Mezzanine Loan Debt Service Payment divided by 12
Annual Mezzanine Loan Debt Service Payment	Product of i) sum of a) Assumed Mezzanine Loan Spread and b) Assumed One-month Term SOFR, ii) Mezzanine Loan Cut-off Date Balance, and iii) 365/360
Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Product of i) Mezzanine Loan Interest Rate at Term SOFR Cap, ii) Mezzanine Loan Cut-off Date Balance, and iii) 365/360
Monthly Total Loan Debt Service Payment	Annual Total Loan Debt Service Payment divided by 12
Annual Total Loan Debt Service Payment	Sum of a) Annual Mortgage Loan Debt Service Payment and b) Annual Mezzanine Loan Debt Service Payment
Monthly Total Loan Debt Service Payment at Term SOFR Cap	Annual Total Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Total Loan Debt Service Payment at Term SOFR Cap	Sum of a) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and b) Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date, subject to a minimum of 0
Original Term to Maturity (Months)	Number of payments between and including the First Loan Payment Date and the Initial Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	If Original Amortization Term (Months) equals 0, set to 0.
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Mortgage Loan Cut-off Date Balance divided by aggregate Individual As-Is Appraised Value
Mortgage Loan Balloon LTV (Aggregate As-is Values)	Mortgage Loan Maturity Date Balance divided by aggregate Individual As-Is Appraised Value
Mortgage Loan Cut-off Date LTV (Portfolio Value)	Mortgage Loan Cut-off Date Balance divided by Portfolio Appraised Value
Mortgage Loan Balloon LTV (Portfolio Value)	Mortgage Loan Maturity Date Balance divided by Portfolio Appraised Value
Total Loan Cut-off Date LTV (Aggregate As-is Values)	Total Loan Cut-off Date Balance divided by aggregate Individual As-Is Appraised Value
Total Loan Balloon LTV (Aggregate As-is Values)	Total Loan Maturity Date Balance divided by aggregate Individual As-Is Appraised Value
Total Loan Cut-off Date LTV (Portfolio Value)	Total Loan Cut-off Date Balance divided by Portfolio Appraised Value
Total Loan Balloon LTV (Portfolio Value)	Total Loan Maturity Date Balance divided by Portfolio Appraised Value
Mortgage Loan UW NOI Debt Yield	Net Operating Income UW divided by Mortgage Loan Cut-off Date Balance
Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW divided by Mortgage Loan Cut-off Date Balance
Total Loan UW NOI Debt Yield	Net Operating Income UW divided by Total Loan Cut-off Date Balance
Total Loan UW NCF Debt Yield	Net Cash Flow UW divided by Total Loan Cut-off Date Balance
Mortgage Loan UW NOI DSCR	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Mortgage Loan UW NCF DSCR at Term SOFR Cap	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Total Loan UW NOI DSCR	Net Operating Income UW divided by Annual Total Loan Debt Service Payment

B-3

ATTACHMENT B

Attribute	Calculation Methodology
Total Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Total Loan Debt Service Payment
Total Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Total Loan Debt Service Payment at Term SOFR Cap
Total Loan UW NCF DSCR at Term SOFR Cap	Net Cash Flow UW divided by Annual Total Loan Debt Service Payment at Term SOFR Cap
Largest Tenant (by UW Gross Rent) % of NRA	Largest Tenant (by UW Gross Rent) NRA divided by Total NRA
2nd Largest Tenant (by UW Gross Rent) % of NRA	2nd Largest Tenant (by UW Gross Rent) NRA divided by Total NRA
3rd Largest Tenant (by UW Gross Rent) % of NRA	3rd Largest Tenant (by UW Gross Rent) NRA divided by Total NRA

B-4